Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Balance, beginning of period	$ 34,749	$ 753
Provision for loan losses charged to expense	24,491	38,396	753
Loans charged off	(5,744)	(4,426)
Recoveries of loans previously charged off	3,766	26
Balance, end of period	$ 57,262	$ 34,749	$ 753